Principal Funds, Inc.
Supplement dated July 29, 2019
to the Statement of Additional Information dated December 31, 2018 as amended and restated on June 12, 2019
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Under Management Information, in the Interested Directors’ table, delete 1970 in the Name, Address, and Year of Birth column for Timothy M. Dunbar, and replace with 1957.

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